Employee Benefit Plans	12 Months Ended
Dec. 31, 2012
Employee Benefit Plans

18. Employee Benefit Plans

We maintain a qualified defined contribution 401(k) plan, which covers substantially all of our U.S. employees. Under the plan, participants are entitled to make pre-tax and/or Roth post-tax contributions up to the annual maximums established by the Internal Revenue Service. We match a certain percentage of participant contributions pursuant to the terms of the plan, which contributions are limited to a percent of the participant’s eligible compensation. FTI Consulting matches each participant’s eligible 401(k) plan contributions up to the annual limit specified by the Internal Revenue Service. We made contributions related to the plan of $8.8 million, $8.3 million and $8.0 million during the years ended December 31, 2012, 2011 and 2010, respectively.

We also maintain several defined contribution pension schemes for our employees in the United Kingdom and other foreign countries. The assets of the schemes are held separately from those of FTI Consulting in independently administered funds. We contributed to these plans $6.2 million, $5.8 million and $4.6 million during the years ended December 31, 2012, 2011 and 2010, respectively.